Stock Options	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Stock Options

17. Stock Options

In connection with its equity-settled stock option programs, the Company incurred compensation expense of $29,071, $27,981 and $33,746 for the years ending December 31, 2011, 2010, and 2009, respectively. There were no capitalized compensation costs in any of the three years presented. The Company also recorded a related deferred income tax of $8,195, $8,020 and $9,740 for the years ending December 31, 2011, 2010, and 2009, respectively.

Stock Options and other Share-Based Plans

At December 31, 2011, the Company has awards outstanding under various stock-based compensation plans.

Fresenius Medical Care AG & Co. KGaA Long Term Incentive Program 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (“2011 SOP”) was established by resolution of the Company's AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner's Management and Supervisory Boards, forms the Company's Long Term Incentive Program 2011 (“2011 Incentive Program”). Under the 2011 Incentive Program, participants may be granted awards, which will consist of a combination of stock options and phantom stock. Awards under the 2011 Incentive Program will be granted over a five year period and can be granted on the last Monday in July and/or the first Monday in December each year. Prior to the respective grant, the participants will be able to choose how much of the granted value is granted in the form of stock options and phantom stock in a predefined range of 75:25 to 50:50, stock options vs. phantom stock. The number of phantom shares that plan participants may choose to receive instead of stock options within the aforementioned predefined range is determined on the basis of a fair value assessment pursuant to a binomial model. With respect to grants made in July, this fair value assessment will be conducted on the day following the Company's AGM and with respect to the grants made in December, on the first Monday in October.

Members of the Management Board of the General Partner, members of the management boards of the Company's affiliated companies and the managerial staff members of the Company and of certain affiliated companies are entitled to participate in the 2011 Incentive Program. With respect to participants who are members of the General Partner's Management Board, the General Partner's Supervisory Board has sole authority to grant awards and exercise other decision making powers under the 2011 Incentive Program (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the 2011 Incentive Program.

The awards under the 2011 Incentive Program are subject to a four-year vesting period. The vesting of the awards granted is subject to achievement of performance targets measured over a four-year period beginning with the first day of the year of the grant. For each such year, the performance target is achieved if the Company's adjusted basic income per ordinary share (“Adjusted EPS”), as calculated in accordance with the 2011 Incentive Program, increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the Adjusted EPS during the four-year vesting period. At the end of the vesting period, one-fourth of the awards granted is forfeited for each year in which the performance target is not achieved. All awards are considered vested if the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year during the four-year vesting period. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

The 2011 Incentive Program was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00, each of which can be exercised to obtain one ordinary share. Of these twelve million shares, up to two million stock options are designated for members of the Management Board of the General Partner, up to two and a half million stock options are designated for members of management boards of direct or indirect subsidiaries of the Company and up to seven and a half million stock options are designated for managerial staff members of the Company and such subsidiaries. The Company may issue new shares to fulfill the stock option obligations or the Company may issue shares that it has acquired or which the Company itself has in its own possession.

The exercise price of stock options granted under the 2011 Incentive Program shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the 2011 Incentive Program have an eight-year term and can be exercised only after a four-year vesting period. Stock options granted under the 2011 Incentive Program to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the 2011 Incentive Program are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or disposed of otherwise.

Phantom stock under the 2011 Incentive Program entitles the holders to receive payment in Euro from the Company upon exercise of the phantom stock. The payment per phantom share in lieu of the issuance of such stock shall be based upon the closing stock exchange price on the Frankfurt Stock Exchange of one of the Company's ordinary shares on the exercise date. Phantom stock will have a five-year term and can be exercised only after a four-year vesting period, beginning with the grant date. For participants who are U.S. tax payers, the phantom stock is deemed to be exercised in any event in the month of March following the end of the vesting period.

During 2011, the Company awarded 1,947,231 stock options under the 2011 Incentive Program, including 307,515 stock options granted to members of the Management Board of FMC Management AG, the Company's general partner, at an average exercise price of $67.87 (€52.45), an average fair value of $19.27 each and a total fair value of $37,525, which will be amortized over the four-year vesting period. The Company awarded 215,638 phantom shares, including 29,313 phantom shares granted to members of the Management Board of FMC Management AG, the Company's general partner, at a measurement date average fair value of $63.71 (€49.24) each and a total fair value of $13,739 as of December 31, 2011, which will be amortized over the four-year vesting period.

Incentive plan

In 2011, Management Board members were eligible for performance–related compensation that depended upon achievement of targets. The targets are measured by reference to operating profit margin, growth of group-wide after-tax earnings (EAT growth) as well as the development of free cash flow (cash flow before acquisitions), and are derived from the comparison of targeted and actually achieved current year figures. Targets are divided into Group level targets and those to be achieved in individual regions.

The bonus for fiscal year 2011 will consist proportionately of a cash component and a share-based component which will be paid in cash. Upon meeting the annual targets, the cash component will be paid after the end of 2011. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases. The amount of cash payment relating to the share-based component shall be based on the closing share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise after the three-year vesting period. The amount of the achievable bonus for each of the members of the Management Board is capped.

In 2006, Management AG adopted a three-year performance related compensation plan for fiscal years 2008, 2007 and 2006, for the members of its management board in the form of a variable bonus. A special bonus component (award) for some of the management board members consists in equal parts of cash payments and a share-based compensation based on development of the share price of Fresenius Medical Care AG & Co. KGaA's ordinary shares. The amount of the award in each case depends on the achievement of certain performance targets. The targets are measured by reference to revenue growth, operating income, consolidated net income, and cash flow development. Annual targets have been achieved and the cash portion of the award has been paid after the end of the respective fiscal year. The share-based compensation portion of the award has been granted but subject to a three-year vesting period beginning after the respective fiscal year in which the target has been met and is amortized over the same three-year vesting period. The payment of the share-based compensation portion corresponds to the share price of Fresenius Medical Care AG & Co. KGaA's ordinary shares on exercise, i.e. at the end of the vesting period, and is also made in cash. The share-based compensation is revalued each reporting period during the vesting period to reflect the market value of the stock as of the reporting date with any changes in value recorded in the reporting period. This plan was fully utilized at the end of 2011.

Share-based compensation incurred under these plans for years 2011, 2010 and 2009 was $2,306, $2,603 and $1,537, respectively.

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006

On May 9, 2006, as amended on May 15, 2007, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006 (the “Amended 2006 Plan”) was established by resolution of the Company's AGM with a conditional capital increase up to €15,000 subject to the issue of up to fifteen million no par value bearer ordinary shares with a nominal value of €1.00 each, which can be exercised to obtain one ordinary share. Of the fifteen million ordinary shares, up to three million options were designated for members of the Management Board of the General Partner, up to three million options were designated for members of management boards of direct or indirect subsidiaries of the Company and up to nine million options were designated for managerial staff members of the Company and such subsidiaries. With respect to participants who are members of the General Partner's Management Board, the general partner's Supervisory Board has sole authority to grant stock options and exercise other decision making powers under the Amended 2006 Plan (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the Amended 2006 Plan.

The exercise price of options granted under the Amended 2006 Plan was the average closing price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Options granted under the Amended 2006 Plan have a seven-year term but can be exercised only after a three-year vesting period. The vesting of options granted is subject to achievement of performance targets measured over a three-year period from the grant date. For each such year, the performance target is achieved if the Company's Adjusted EPS, as calculated in accordance with the Amended 2006 Plan, increases by at least 8% year over year during the vesting period, beginning with Adjusted EPS for the year of grant as compared to Adjusted EPS for the year preceding such grant. Calculation of Adjusted EPS under the Amended 2006 Plan excluded, among other items, the costs of the transformation of the Company's legal form and the conversion of preference shares into ordinary shares. For each grant, one-third of the options granted are forfeited for each year in which EPS does not meet or exceed the 8% target. The performance targets for 2011, 2010 and 2009 were met. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the entire three-year vesting period.

During 2010, the Company awarded 2,817,879 options under the Amended 2006 Plan, including 423,300 options granted to members of the Management Board of FMC Management AG, the Company's general partner, at a weighted average exercise price of $57.07 (€42.71), a weighted average fair value of $10.47 each and a total fair value of $29,515 which will be amortized over the three year vesting period. After December 2010, no further grants were issued under the Amended 2006 Plan.

During 2009, the Company awarded 2,585,196 options under the Amended 2006 Plan, including 348,600 options granted to members of the Management Board of FMC Management AG, the Company's general partner, at a weighted average exercise price of $46.22 (€32.08), a weighted average fair value of $10.95 each and a total fair value of $28,318 which will be amortized over the three year vesting period.

Options granted under the Amended 2006 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the Amended 2006 Plan are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or otherwise disposed of.

Fresenius Medical Care 2001 International Stock Option Plan

Under the Fresenius Medical Care 2001 International Stock Incentive Plan (the “2001 Plan”), options in the form of convertible bonds with a principal of up to €10,240 were issued to the members of the Management Board and other employees of the Company representing grants for up to 4 million non-voting preference shares. The convertible bonds originally had a par value of €2.56 and bear interest at a rate of 5.5%. In connection with the share split effected in 2007, the principal amount was adjusted in the same proportion as the share capital out of the capital increase and the par value of the convertible bonds was adjusted to €0.85 without affecting the interest rate. Except for the members of the Management Board, eligible employees may purchase the bonds by issuing a non-recourse note with terms corresponding to the terms of and secured by the bond. The Company has the right to offset its obligation on a bond against the employee's obligation on the related note; therefore, the convertible bond obligations and employee note receivables represent stock options issued by the Company and are not reflected in the Consolidated Financial Statements. The options expire ten years from issuance and can be exercised beginning two, three or four years after issuance. Compensation costs related to awards granted under this plan are amortized on a straight-line basis over the vesting period for each separately vesting portion of the awards. Bonds issued to Management Board members who did not issue a note to the Company are recognized as a liability on the Company's balance sheet. All awards granted under this plan are fully vested.

Upon issuance of the option, the employees had the right to choose options with or without a stock price target. The exercise price of options subject to a stock price target corresponds to the stock exchange quoted price of the preference shares upon the first time the stock exchange quoted price exceeds the initial value by at least 25%. The initial value (“Initial Value”) is the average price of the preference shares during the last 30 trading days prior to the date of grant. In the case of options not subject to a stock price target, the number of convertible bonds awarded to the eligible employee would be 15% less than if the employee elected options subject to the stock price target. The exercise price of the options without a stock price target is the Initial Value. Each option entitles the holder thereof, upon payment of the respective conversion price, to acquire one preference share. Effective May 2006, no further grants can be issued under the 2001 Plan and no options were granted under the 2001 Plan after 2005.

Other stock option plans

On May 12, 2011, the remaining conditional capitals of the employee's participation plan of 1996 and the Stock Option Program from 1998 were cancelled by resolution of the Company's AGM. Both plans have expired and no further bonds can be converted or stock options exercised.

At December 31, 2011, the Management Board members of the General Partner held 2,354,875 stock options for ordinary shares and employees of the Company held 9,669,942 stock options for ordinary shares and 49,090 stock options for preference shares, under the various stock-based compensation plans of the Company.

At December 31, 2011, the Management Board members of the General Partner held 29,313 phantom shares and employees of the Company held 186,149 phantom shares under the 2011 Incentive Plan.

The Table below provides reconciliations for stock options outstanding at December 31, 2011, as compared to December 31, 2010.

		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2010	12,152	33.78	43.71
Granted	1,947	52.45	67.87
Exercised	1,886	30.87	39.94
Forfeited	188	34.93	45.20
Balance at December 31, 2011	12,025	37.24	48.18

Stock options for preference shares
Balance at December 31, 2010	59	19.19	24.83
Exercised	9	22.52	29.14
Forfeited	1	18.21	23.56
Balance at December 31, 2011	49	18.64	24.12

The following table provides a summary of fully vested options outstanding and exercisable for both preference and ordinary shares at December 31, 2011:

Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for preference shares	49	2.80	18.64	24.11	1,189	1,538
Options for ordinary shares	4,767	2.79	30.57	39.56	104,520	135,238

At December 31, 2011, there was $51,096 of total unrecognized compensation costs related to non-vested options granted under all plans. These costs are expected to be recognized over a weighted-average period of 1.9 years.

During the years ended December 31, 2011, 2010, and 2009, the Company received cash of $81,883, $96,204 and $64,271, respectively, from the exercise of stock options (see Note 15). The intrinsic value of options exercised for the twelve-month periods ending December 31, 2011, 2010, and 2009 was $50,687, $50,921 and $28,170, respectively. The Company recorded a related tax benefit of $13,010, $13,313 and $8,123 for the years ending December 31, 2011, 2010, and 2009, respectively.

Fair Value Information

The Company used a binomial option-pricing model in determining the fair value of the awards under the 2011 SOP and the 2006 Plan. Option valuation models require the input of subjective assumptions including expected stock price volatility. The Company's assumptions are based upon its past experiences, market trends and the experiences of other entities of the same size and in similar industries. Expected volatility is based on historical volatility of the Company's shares. To incorporate the effects of expected early exercise in the model, an early exercise of vested options was assumed as soon as the share price exceeds 155% of the exercise price. The Company's stock options have characteristics that vary significantly from traded options and changes in subjective assumptions can materially affect the fair value of the option. The assumptions used to determine the fair value of the 2011 and 2010 grants are as follows:

	2011	2010

Expected dividend yield	1.62%	1.98%
Risk-free interest rate	2.55%	2.28%
Expected volatility	22.22%	22.92%
Expected life of options	8 years	7 years
Weighted average exercise price (in €)	52.45	42.71
Weighted average exercise price (in US-$)	67.87	57.07